Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Significant Accounting Policies
Summary of basic and diluted net income per common share

	For the three months ended		For the nine months ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income including accretion of temporary equity	$3,117,308	$779,327	$9,267,433	$2,768,194

Denominator
Weighted-average shares outstanding	27,600,000	6,900,000	23,454,945	6,900,000
Basic and diluted net income per share	$0.11	$0.11	$0.40	$0.40